Note 3 - Going Concern (Details) (USD $)	0 Months Ended
Jun. 30, 2014
Note 3 - Going Concern (Details) [Line Items]
Working Capital	$ 4,513
Capital Addition Purchase Commitments [Member]
Note 3 - Going Concern (Details) [Line Items]
Commitments For Vessel Aquisitions Next Twelve Months	$ 40,799